EQUITY, SHARE-BASED COMPENSATION AND LIABILITY WARRANTS (Tables) (10-Q)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
EQUITY AND SHARE-BASED COMPENSATION [Abstract]
Summary of equity activity
A summary of equity activity for the nine months ended September 30, 2013, (in thousands, except share data) follows.

	Common Stock		Accumulated	Accumulated Other Comprehensive	Total
	Shares	Amount	Deficit	Loss	Equity
Balance, December 31, 2012	1,038,080	$210,396	$(204,420)	$(1,540)	$4,436
Share-based compensation, options	-	380	-	-	380
Conversion of senior subordinated debenture	28,429	500	-	-	500
Common stock issued for fees and services	37,088	613	-	-	613
Warrants issued for fees and services	-	156	-	-	156
Foreign currency translation	-	-	-	(458)	(458)
Net loss	-	-	(9,851)	-	(9,851)
Balance September 30, 2013	1,103,597	$212,045	$(214,271)	$(1,998)	$(4,224)

Summary of stock option and warrant activity
A summary of stock option and warrant activity for the nine months ended September 30, 2013, follows.

	Options			Equity and Liability Warrants
	Shares Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, December 31, 2012	169,254	$32.00	6.3	806,769	$24.00	3.5
Granted (1)	37,500	16.00		54,581	16.00
Impact of anti-dilution clauses	-	-		2,082	NA
Exercised	-	-		-	-
Forfeited, expired or cancelled	(27,551)	54.00		(146,106)	66.00
Outstanding, September 30, 2013	179,203	$24.40	6.4	717,326	$16.00	3.6
Exercisable, September 30, 2013	144,887	$26.00	5.9	717,326	$16.00	3.6

(1)	Includes adjustments to shares underlying PIK warrants.

A summary of stock option and warrant activity for 2012 and 2011 follows.

	Options			Equity and Liability Warrants
	Shares Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, January 1, 2011	227,426	$60.00	6.8	202,148	$254.00	2.3
Granted	26,022	44.00		25,794	46.00
Impact of anti-dilution clauses	-	NA		31,517	NA
Exercised	-	NA		-	NA
Forfeited, expired or cancelled	(60,504)	72.00		(25,512)	148.00
Outstanding, December 31, 2011	192,944	54.00	6.3	233,947	208.00	1.7
Granted	29,060	30.00		423,782	20.00
Impact of anti-dilution clauses	-	NA		518,720	NA
Impact of amendment	-	NA		78,215	NA
Exercised	-	NA		(25,015)	20.00
Forfeited, expired or cancelled	(52,750)	68.00		(422,880)	86.00
Outstanding, December 31, 2012	169,254	$32.00	6.3	806,769	$24.00	3.5
Exercisable, December 31, 2012	143,522	$34.00	5.9	713,969	$26.00	3.3

Summary of information related to outstanding warrants
The following table summarizes information related to outstanding warrants:

		As of September 30, 2013			As of December 31, 2012
Range of Exercise Prices	Type of Warrant	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
$14.00-$16.00	Liability (1)	695,390	$16.00	3.6	656,990	$16.00	4.2
$16.00	Liability (2)	4,005	16.00	4.8	-	-	-
$16.00	Equity	12,176	16.00	4.7	-	-	-
$46.00	Equity	3,029	46.00	3.2	3,029	46.00	3.9
$66.00	Liability (1)	-	-	-	144,023	66.00	0.3
$138.00	Equity	2,727	138.00	0.1	2,727	138.00	0.8
		717,327	$16.00	3.6	806,769	$24.00	3.5

(1)	The warrant contain full ratchet anti-dilution provisions.
(2)	The warrants are classified as liability warrants because an indeterminate number of shares are issuable under the TCA debt agreement.

We have outstanding warrants classified as equity (equity warrants) and as warrant liability (liability warrants).

	Equity Warrants			Liability Warrants
	Shares Under Equity Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Shares Under Liability Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance, January 1, 2011	2,727	$138.00	2.8	199,421	$256.00	2.3
Granted	25,795	46.00		-
Impact of antidilution clauses	-			31,516
Exercised	-			-
Forfeited, expired or cancelled	(11,150)	46.00		(14,362)	226.00
Balance, December 31, 2011	17,372	60.00	3.5	216,575	220.00	1.5
Granted	-	-		423,782	20.00
Impact of antidilution clauses	-	-		518,720	NA
Impact of amendment	-	-		78,215	NA
Exercised	-	-		(25,015)	20.00
Forfeited, expired or cancelled	(11,616)	44.00		(411,264)	88.00
Outstanding, December 31, 2012	5,756	$90.00	2.4	801,013	$24.00	$3.5
Exercisable, December 31, 2012	5,756	$90.00	2.4	708,213	$24.00	$3.3